Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Windsor Funds
Entity Central Index Key	0000107606
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000012178
Shareholder Report [Line Items]
Fund Name	Windsor™ Fund
Class Name	Investor Shares
Trading Symbol	VWNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Windsor Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
AssetsNet	$ 22,277,000,000
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$22,277
Number of Portfolio Holdings	137
Portfolio Turnover Rate	25%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	5.5%
Consumer Discretionary	8.3%
Consumer Staples	8.1%
Energy	6.6%
Financials	19.4%
Health Care	16.3%
Industrials	9.8%
Information Technology	9.3%
Materials	5.6%
Real Estate	5.3%
Utilities	3.6%
Other Assets and Liabilities—Net	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012179
Shareholder Report [Line Items]
Fund Name	Windsor™ Fund
Class Name	Admiral™ Shares
Trading Symbol	VWNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Windsor Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[2]
AssetsNet	$ 22,277,000,000
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$22,277
Number of Portfolio Holdings	137
Portfolio Turnover Rate	25%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	5.5%
Consumer Discretionary	8.3%
Consumer Staples	8.1%
Energy	6.6%
Financials	19.4%
Health Care	16.3%
Industrials	9.8%
Information Technology	9.3%
Materials	5.6%
Real Estate	5.3%
Utilities	3.6%
Other Assets and Liabilities—Net	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012180
Shareholder Report [Line Items]
Fund Name	Windsor™ II Fund
Class Name	Investor Shares
Trading Symbol	VWNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Windsor II Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%	[3]
AssetsNet	$ 56,007,000,000
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$56,007
Number of Portfolio Holdings	186
Portfolio Turnover Rate	11%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	7.1%
Consumer Discretionary	7.5%
Consumer Staples	5.2%
Energy	4.7%
Financials	18.0%
Health Care	14.3%
Industrials	10.5%
Information Technology	20.6%
Materials	3.4%
Other	0.4%
Real Estate	1.0%
Utilities	2.5%
Other Assets and Liabilities—Net	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012181
Shareholder Report [Line Items]
Fund Name	Windsor™ II Fund
Class Name	Admiral™ Shares
Trading Symbol	VWNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Windsor II Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[4]
AssetsNet	$ 56,007,000,000
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$56,007
Number of Portfolio Holdings	186
Portfolio Turnover Rate	11%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	7.1%
Consumer Discretionary	7.5%
Consumer Staples	5.2%
Energy	4.7%
Financials	18.0%
Health Care	14.3%
Industrials	10.5%
Information Technology	20.6%
Materials	3.4%
Other	0.4%
Real Estate	1.0%
Utilities	2.5%
Other Assets and Liabilities—Net	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.